Provisions for employee benefits - Analysis by geographical area related to the main actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum | Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Discount rate	1.30%	1.10%
Rate of compensation increase	2.00%	2.00%
Rate of price inflation	1.00%	1.00%
Life expectations on retirement at age 65	1414 years	1414 years
Maximum | Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Discount rate	20.50%	26.10%
Rate of compensation increase	19.70%	15.00%
Rate of price inflation	14.00%	14.00%
Life expectations on retirement at age 65	2424 years	2424 years
Euro Area | Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Rate of price inflation	2.00%	2.00%
Euro Area | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	3.40%	3.20%
Rate of compensation increase	2.00%	2.00%
Life expectations on retirement at age 65	21 years	21 years
Euro Area | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	4.20%	3.60%
Rate of compensation increase	3.40%	3.40%
Life expectations on retirement at age 65	23 years	23 years
Rest of Europe | Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Rate of compensation increase	2.80%	2.80%
Rest of Europe | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	1.30%	1.10%
Rate of price inflation	1.00%	1.00%
Life expectations on retirement at age 65	22 years	23 years
Rest of Europe | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	5.50%	5.50%
Rate of price inflation	3.10%	3.50%
Life expectations on retirement at age 65	24 years	24 years
Africa | Minimum
Disclosure Of Benefit Plans [Line Items]
Discount rate	4.00%	3.30%
Rate of compensation increase	5.00%	5.00%
Rate of price inflation	3.00%	3.00%
Life expectations on retirement at age 65	14 years	14 years
Africa | Maximum
Disclosure Of Benefit Plans [Line Items]
Discount rate	20.50%	26.10%
Rate of compensation increase	19.70%	15.00%
Rate of price inflation	14.00%	14.00%
Life expectations on retirement at age 65	18 years	18 years
Other areas
Disclosure Of Benefit Plans [Line Items]
Discount rate		7.10%
Rate of compensation increase		5.00%
Rate of price inflation		3.50%